Derivative liabilities - Additional information (Details) - USD ($)													12 Months Ended
	Aug. 15, 2025	Jan. 14, 2025	Sep. 16, 2024	Dec. 21, 2023	Dec. 13, 2023	Sep. 20, 2023	Aug. 02, 2023	Jun. 16, 2023	Apr. 19, 2023	Feb. 17, 2023	Jan. 19, 2023	Nov. 23, 2020	Aug. 31, 2025	Aug. 31, 2024
Derivative liabilities
Number of warrants to purchase voting common shares issued	175,000	23,537	1,896	103		277	368	367	283	353	412	113		277
Warrants term	5 years	5 years 6 months	5 years	5 years		3 years	3 years	3 years	3 years	3 years	3 years	5 years		3 years
Exercise price of warrants	$ 2.5	$ 15	$ 112.5	$ 1,417.5	$ 1,417.5	$ 5,467.5	$ 5,467.5	$ 5,467.5	$ 5,683.5	$ 5,683.5	$ 5,683.5	$ 16,875		$ 1,417.5
Loss resulted from repricing of warrant					$ 0									$ 652,766
Agreed to reduce warrant issued					2,060
Derivative financial liabilities													$ 125,227	22,655
Shares issue related costs													$ 343,164	$ 109,898
Warrant issued
Derivative liabilities
Number of warrants to purchase voting common shares issued		235,320
Warrants term		5 years 6 months
Exercise price of warrants		$ 15